Consolidated Statements of Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue from related parties	$ 7,066	$ 38,760	$ 43,975